Note 8 - Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
8.      Debt:

As of December 31, 2013 and March 31, 2014 the Company had no indebtedness and hence no requirements stemming from loan covenants.

Interest Expense: Interest expense for the three months ended March 31, 2013 amounted to $1,521 and is included in interest and finance costs in the accompanying unaudited interim condensed consolidated statements of comprehensive income (Note 14).

10.       Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Borrower / Vessel(s)	December 31,	December 31,
	2012	2013
HSH
Warhol / Miss Marilena	29,456	-
Indiana / Tyrrhenian Wave	21,224	-
Britto / Britto	26,393	-
Jeke / Evian (ex Papillon)	15,662	-
DVB
Hongbo / Hongbo	24,289	-
Hongbo / Bridge Loan	3,520	-
ALPHA
Lichtenstein / Lichtenstein	26,819	-
LAURASIA TRADING
The Company	3,032	-
Total	150,395	-
Less-current portion	(150,395)	-

LOANS FROM RELATED PARTIES
CENTRAL MARE INC
The Company	2,218	-
SHIPPING FINANCIAL SERVICES INC
The Company	414	-
Total loans from related parties	2,632
Borrower / Vessel(s)	December 31,	December 31,
	2012	2013
Banksy / Ionian Wave*	19,592	-
Debt related to Vessel held for sale	19,592	-

*M/T UACC Sila as of December 31, 2012 was classified as held for sale.

(a) HSH:

As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with HSH of $93,664, excluding unamortized financing fees of $929, under two facilities (bulker financing and product tanker financing), as follows:

Bulker Financing

M/V Evian: At December 31, 2012, Jeke had a loan outstanding of $15,768, maturing in February 2015, excluding unamortized financing fees of $106.

Product Tanker Financing

Warhol: At December 31, 2012, Warhol had a loan outstanding of $29,712, maturing in February 2019, excluding unamortized financing fees of $256.

Indiana: At December 31, 2012, Indiana had a loan outstanding of $21,527, maturing in March 2019, excluding unamortized financing fees of $303.

Britto: At December 31, 2012, Britto had a loan outstanding of $26,658, maturing in May 2019, excluding unamortized financing fees of $265.

On October 16, 2013, the Company sold the shipowning companies of the vessels M/V Evian, M/T Miss Marilena, M/T UACC Shams and M/T Britto together with all their outstanding loan balances with HSH. For further details, refer to Note 19.

 (b) DVB:

As of December 31, 2012, the Company's subsidiaries had a total outstanding balance with DVB of $48,247, excluding unamortized financing fees of $846, under one facility, as follows:

Tranche A:

Tranche A-Banksy: As of December 31, 2012, Banksy had a loan outstanding of $20,000, excluding unamortized financing fees of $408.

Tranche A-Hongbo: As of December 31, 2012, Hongbo had a loan outstanding of $24,727, excluding unamortized financing fees of $438.

Tranche B:  As of December 31, 2012 the outstanding amount of Tranche B, was $3,520.

On October 16, 2013, the Company sold the shipowning company of the vessel M/V Hongbo together with its outstanding loan balance with DVB. For further details, refer to Note 19.

 (c) ALPHA:

As of December 31, 2012, the Company's subsidiary Lichtenstein had a loan outstanding of $27,000, maturing in February 2019, excluding unamortized financing fees of $181.

On October 16, 2013, the Company sold the shipowning company of the vessel M/V Lichtenstein together with its outstanding loan balance with ALPHA. For further details, refer to Note 19.

Other loans

Laurasia Trading Ltd Credit Facility:

As of December 31, 2012, the outstanding amount under the Laurasia Trading Ltd credit facility was $3.25 million. The facility was repaid in full on October 17, 2013.

Shipping Financial Services Inc Credit Facility:

As of December 31, 2012, the outstanding amount under the Shipping Financial Services Inc credit facility was Euro 350 ($462 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012). The facility was repaid in full on October 22, 2013.

Central Mare Inc Credit Facility:

As of December 31, 2012, the outstanding amount under the Central Mare Inc credit facility was Euro 1,800 ($ 2,375 applying the $U.S. Dollar/Euro exchange rate as of December 31, 2012). The facility was repaid in full on October 24, 2013.

Debt Covenants:

As of December 31, 2013 the Company had no indebtedness and hence no requirements stemming from loan covenants.

Interest Expense: Interest expense for the years ended December 31, 2011, 2012 and 2013, amounted to $10,068, $7,240 and $4,644 respectively and is included in interest and finance costs in the accompanying consolidated statements of comprehensive income/(loss) (Note 16). Interest expense for 2013 includes $139 of interest for M/T Delos termination fee (see Note 20).

Financing Costs: The additions in deferred financing costs amounted to $1,128 and $724 during the years ended December 31, 2012 and 2013. For 2012 as well as for 2013, these figures are due to the successive one-year extensions of the Laurasia, Central Mare and Shipping Financial Services facilities.

The weighted average interest rates, as of December 31, 2012 and 2013, excluding all swaps, were 3.55% and 3.7%, respectively.

The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $15,806 and $0 as of December 31, 2012 and 2013, respectively.